UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED
MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-10325

MARKET VECTORS ETF TRUST
(Exact name of registrant as specified in its charter)

335 Madison Avenue - 19th Floor, New York, N.Y.	10017
(Address of principal executive offices)	(Zip Code)

Bruce J. Smith Chief Financial Officer Market Vectors ETF Trust 335 Madison Avenue - 19th Floor New York, N.Y. 10017 (Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 293-2000

Date of fiscal year end: December 31
Date of reporting period: March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. Schedule of Investments.

AFRICA INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.9%
Australia: 1.9%
204,489	Equinox Minerals Ltd. (CAD) *	$1,206,648
190,339	Paladin Energy Ltd. * #	712,513
12,502	Riversdale Mining Ltd. * #	214,107

		2,133,268

Canada: 4.3%
27,870	First Quantum Minerals Ltd.	3,593,375
67,500	Nevsun Resources Ltd. *	381,650
94,055	Semafo, Inc. *	898,248

		4,873,273

Egypt: 16.3%
729,700	Commercial International Bank Egypt SAE * #	3,992,303
38,587	Egyptian Co. for Mobile Services #	1,024,220
387,678	Egyptian Financial Group-Hermes Holding SAE #	1,428,733
916,484	Egyptian Kuwaiti Holding Co. (USD) #	1,270,504
84,098	ElSewedy Electric Co. * #	549,994
263,717	Ezz Steel * #	462,907
114,522	Orascom Construction Industries #	4,729,554
3,592,776	Orascom Telecom Holding SAE * #	2,616,595
1,195,256	Talaat Moustafa Group * #	912,079
472,392	Telecom Egypt #	1,368,463

		18,355,352

Kenya: 1.4%
5,123,450	Equity Bank Ltd.	1,543,208

Kuwait: 4.0%
943,500	Mobile Telecommunications Co. K.S.C.	4,491,237

Morocco: 11.9%
104,733	Attijariwafa Bank	5,115,534
56,275	Banque Marocaine du Commerce Exterieur	1,625,179
166,710	Douja Promotion Groupe Addoha S.A.	2,173,832
231,108	Maroc Telecom #	4,496,535

		13,411,080

Nigeria: 17.1%
45,151,005	First Bank of Nigeria Plc #	4,073,509
32,262,513	Guaranty Trust Bank Plc	4,153,981
10,463,838	Nigerian Breweries Plc #	5,211,620
32,312,631	United Bank for Africa Plc #	1,588,906
43,441,340	Zenith Bank Ltd.	4,265,710

		19,293,726

South Africa: 26.8%
93,185	ABSA Group Ltd. #	1,879,129
10,768	Anglo Platinum Ltd. #	1,107,822
59,429	AngloGold Ashanti Ltd. #	2,850,259
136,030	Aquarius Platinum Ltd. (GBP) #	754,334
51,544	Bidvest Group Ltd. #	1,133,736
376,327	FirstRand Ltd. #	1,118,200
102,800	Gold Fields Ltd. #	1,795,034
56,039	Harmony Gold Mining Co. Ltd. #	827,073
92,743	Impala Platinum Holdings Ltd. #	2,681,834
166,699	MTN Group Ltd. #	3,365,023
42,982	Naspers Ltd. #	2,313,974
71,061	Remgro Ltd. #	1,170,768
265,180	Sanlam Ltd. #	1,081,921
72,123	Sasol Ltd. #	4,176,309
182,641	Standard Bank Group Ltd. #	2,805,978
90,060	Vodacom Group Ltd. #	1,055,740

		30,117,134

United Kingdom: 15.0%
63,242	Acergy S.A. (NOK) #	1,595,800
335,425	Afren Plc * #	876,129
67,577	African Minerals Ltd. *	542,154
1,962,340	Old Mutual Plc #	4,271,796

AFRICA INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

31,508	Randgold Resources Ltd. (ADR) *	2,569,162
304,860	Tullow Oil Plc #	7,068,664

		16,923,705

United States: 0.2%
89,008	Golden Star Resources Ltd. (CAD) *	261,694

Total Common Stocks (Cost: $102,606,690)		111,403,677

MONEY MARKET FUND: 1.9% (Cost: $2,134,906)
2,134,906	Dreyfus Government Cash Management Fund	2,134,906

Total Investments: 100.8% (Cost: $104,741,596)		113,538,583
Liabilities in excess of other assets: (0.8)%		(945,871)

NET ASSETS: 100.0%		$112,592,712

ADR	American Depositary Receipt
CAD	Canadian Dollar
GBP	British Pound
NOK	Norwegian Krone
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $78,582,065 which represents 69.8% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	18.2%	$20,644,707

Communications	18.3	20,731,787

Consumer, Non-cyclical	4.6	5,211,620

Diversified	3.1	3,575,008

Energy	12.3	13,931,009

Financial	37.0	42,029,998

Industrial	4.6	5,279,548

Money Market Fund	1.9	2,134,906

	100.0%	$113,538,583

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$1,206,648	$926,620	$—	$2,133,268

Canada	4,873,273	—	—	4,873,273

Egypt	—	18,355,352	—	18,355,352

Kenya	1,543,208	—	—	1,543,208

Kuwait	4,491,237	—	—	4,491,237

Morocco	8,914,545	4,496,535	—	13,411,080

Nigeria	8,419,691	10,874,035	—	19,293,726

South Africa	—	30,117,134	—	30,117,134

United Kingdom	3,111,316	13,812,389	—	16,923,705

United States	261,694	—	—	261,694

Money Market Fund	2,134,906	—	—	2,134,906

Total	$34,956,518	$78,582,065	$—	$113,538,583

See Notes to Schedules of Investments

BRAZIL SMALL-CAP ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 81.3%
Basic Materials: 6.6%
1,208,669	Jaguar Mining, Inc. (USD) * †	$6,309,252
6,593,641	Mirabela Nickel Ltd. (AUD) * † #	13,358,140
4,806,034	MMX Mineracao e Metalicos S.A. *	30,143,502
3,774,200	Paranapanema S.A. *	12,252,020

		62,062,914

Communications: 1.1%
751,300	B2W Cia Global Do Varejo	10,307,855
315,100	B2W Cia Global Do Varejo Rights (BRL 21.62, expiring 04/26/11) *	212,299

		10,520,154

Consumer, Cyclical: 16.6%
3,177,650	Brookfield Incorporacoes S.A.	16,426,892
2,155,000	Cia Hering S.A.	39,347,411
1,454,850	Drogasil S.A.	11,486,244
2,758,650	Even Construtora e Incorporadora S.A.	14,125,694
1,185,300	Grendene S.A.	7,049,437
703,000	Iochpe Maxion S.A.	9,292,096
727,400	Marisa Lojas S.A.	11,303,181
373,800	Positivo Informatica S.A.	1,820,176
752,900	Raia S.A. *	11,870,055
1,187,082	TAM S.A. (ADR) †	23,432,999
1,402,100	Tecnisa S.A.	10,022,054

		156,176,239

Consumer, Non-cyclical: 21.3%
4,915,950	Diagnosticos da America S.A.	62,930,423
633,830	Estacio Participacoes S.A.	10,388,810
662,450	Fleury S.A. *	9,738,033
1,780,950	Localiza Rent a Car S.A.	28,383,499
1,206,950	Mills Estruturas e Servicos de Engenharia S.A. *	13,232,723
686,600	Multiplus S.A.	12,073,798
380,100	Obrascon Huarte Lain Brasil S.A.	14,411,043
15,647,300	PortX Operacoes Portuarias S.A. *	36,802,519
748,450	SLC Agricola S.A.	10,383,360
1,183,900	Tereos Internacional S.A. *	2,320,448

		200,664,656

Energy: 1.3%
16,068,000	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	8,365,418
474,150	Lupatech S.A. *	4,065,844

		12,431,262

Financial: 22.8%
1,473,750	BR Properties S.A.	15,507,932
2,947,800	Brasil Brokers Participacoes S.A.	15,166,459
3,584,121	CETIP S.A. - Balcao Organizado de Ativos e Derivativos	58,504,165
693,950	EZ TEC Empreendimentos e Participacoes S.A.	5,933,631
3,265,625	Gafisa S.A. (ADR)	41,930,625
2,036,790	GP Investments Ltd. (BDR) *	7,984,232
574,750	Iguatemi Empresa de Shopping Centers S.A.	14,046,198
1,277,200	JHSF Participacoes S.A.	3,262,135
435,700	LPS Brasil Consultoria de Imoveis S.A.	10,247,683
1,368,200	Odontoprev S.A.	22,291,440
2,436,450	Rossi Residencial S.A.	20,474,746

		215,349,246

Industrial: 3.9%
6,012,900	LLX Logistica S.A. *	18,488,199
838,700	Login Logistica Intermodal S.A. *	4,315,120
2,577,965	Magnesita Refratarios S.A. *	13,579,456

		36,382,775

Technology: 3.4%
1,661,650	Totvs S.A. ‡	31,754,191

Utilities: 4.3%
854,400	Cia de Saneamento de Minas Gerais-COPA S.A.	14,338,995
789,253	Equatorial Energia S.A.	6,240,931

BRAZIL SMALL-CAP ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

689,650	MPX Energia S.A. *	16,807,750
701,200	Redentor Energia S.A. *	3,079,413

		40,467,089

Total Common Stocks (Cost: $605,696,016)		765,808,526

PREFERRED STOCKS: 18.3%
Basic Materials: 2.9%
640,550	Cia de Ferro Ligas da Bahia	4,978,764
5,778,700	Klabin S.A.	23,041,887

		28,020,651

Communications: 0.8%
251,300	Saraiva S.A. Livreiros Editores	5,765,901
298,060	Telecomunicacoes Brasileiras S.A. *	1,610,198

		7,376,099

Consumer, Cyclical: 4.2%
3,983,300	Marcopolo S.A.	16,590,476
1,965,450	Randon Implementos e Participacoes S.A.	13,422,820
1,409,600	Sao Paulo Alpargatas S.A. *	9,445,395

		39,458,691

Consumer, Non-cyclical: 2.8%
505,300	Anhanguera Educacional Participacoes S.A.	12,243,695
526,300	Contax Participacoes S.A.	7,949,382
472,600	Kroton Educacional S.A. *	6,087,513

		26,280,590

Financial: 4.0%
748,550	Banco ABC Brasil S.A. *	5,662,323
833,000	Banco Industrial e Comercial S.A.	6,173,583
992,900	Banco Panamericano S.A.	3,527,284
1,774,000	Sul America S.A.	22,166,171

		37,529,361

Industrial: 1.0%
3,415,550	Confab Industrial S.A. *	9,204,924

Utilities: 2.6%
362,600	Centrais Eletricas de Santa Catarina S.A.	9,749,879
281,850	Cia de Gas de Sao Paulo	7,832,379
355,900	Cia Energetica do Ceara	7,365,854

		24,948,112

Total Preferred Stocks (Cost: $121,827,333)		172,818,428

MONEY MARKET FUND: 0.2% (Cost: $1,486,559)
1,486,559	Dreyfus Government Cash Management Fund	1,486,559

Total Investments Before Collateral for Securities Loaned: 99.8% (Cost: $729,009,908)		940,113,513

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 1.0% (Cost: $9,086,000)
9,086,000	Bank of New York Overnight Government Fund	9,086,000

Total Investments: 100.8% (Cost: $738,095,908)		949,199,513
Liabilities in excess of other assets: (0.8)%		(7,221,674)

NET ASSETS: 100.0%		$941,977,839

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
BRL	Brazilian Real
USD	United States Dollar

‡	Affiliated issuer – as defined under the Investment Company Act of 1940.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,776,522.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $13,358,140 which represents 1.4% of net assets.

BRAZIL SMALL-CAP ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

A summary of the Fund’s transactions in securities of affiliates for the period ended March 31, 2011 is set forth below:

Affiliates	Value 12/31/10	Purchases	Sales Proceeds	Gain (Loss)	Dividend Income	Value 03/31/11

Totvs S.A.	$41,145,392	$17,552,712	$7,996,471	$753,286	$194,234	$31,754,191

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$48,704,774	$13,358,140	$—	$62,062,914

Communications	10,520,154	—	—	10,520,154

Consumer, Cyclical	156,176,239	—	—	156,176,239

Consumer, Non-cyclical	200,664,656	—	—	200,664,656

Energy	12,431,262	—	—	12,431,262

Financial	215,349,246	—	—	215,349,246

Industrial	36,382,775	—	—	36,382,775

Technology	31,754,191	—	—	31,754,191

Utilities	40,467,089	—	—	40,467,089

Preferred Stocks:

Basic Materials	28,020,651	—	—	28,020,651

Communications	7,376,099	—	—	7,376,099

Consumer, Cyclical	39,458,691	—	—	39,458,691

Consumer, Non-cyclical	26,280,590	—	—	26,280,590

Financial	37,529,361	—	—	37,529,361

Industrial	9,204,924	—	—	9,204,924

Utilities	24,948,112	—	—	24,948,112

Money Market Funds	10,572,559	—	—	10,572,559

Total	$935,841,373	$13,358,140	$—	$949,199,513

See Notes to Schedules of Investments

CHINA ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

MONEY MARKET FUNDS: 68.2%

2,734,218	Blackrock Federal Fund	$2,734,218
2,734,218	Dreyfus Government Cash Management Fund	2,734,218
2,734,218	Federated Government Obligation Fund	2,734,218
2,734,217	Fidelity Institutional Money Market Government Fund Class 1	2,734,217
2,734,217	Western Asset Institutional Government Money Market Fund	2,734,217

Total Money Market Funds (Cost: $13,671,088)		13,671,088

Other assets less liabilities: 31.8%		6,377,080

NET ASSETS: 100.0%		$20,048,168

Total Return Swap Contracts - As of March 31, 2011, the China ETF Fund had outstanding swap contracts with the following terms:

Counterparty	Referenced Obligation	Notional Amount	Rate Paid by the Fund	Termination Date	Unrealized Appreciation

Credit Suisse Securities (Europe) Limited	CSI 300 Total Return Index	$19,311,647	1.06%	04/18/11	$690,550

Summary of Investments by Sector (unaudited)	% of Investments	Value

Money Market Funds	100.0%	$13,671,088

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Money Market Funds	$13,671,088	$—	$—	$13,671,088

Total Return Swap Contracts	$—	$690,550	$—	$690,550

See Notes to Schedules of Investments

COLOMBIA ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.2%
Basic Materials: 4.6%
4,538	Continental Gold Ltd. (CAD) *	$40,863
13,386	Gran Colombia Gold Corp. (CAD) *	24,301
4,002	Greystar Resources Ltd. (CAD) *	11,310
8,702	Medoro Resources Ltd. (CAD) *	16,695

		93,169

Consumer, Cyclical: 4.8%
6,726	Almacenes Exito S.A.	98,114

Consumer, Non-cyclical: 7.2%
11,788	Grupo Nacional de Chocolates S.A.	148,019

Energy: 28.6%
64,184	Alange Energy Corp. (CAD) *	21,516
1,874	C&C Energia Ltd (CAD) *	23,795
31,778	Canacol Energy Ltd. (CAD) *	49,167
3,890	Ecopetrol S.A. (ADR)	162,096
10,746	Gran Tierra Energy, Inc. (USD) *	86,720
2,720	Pacific Rubiales Energy Corp. (CAD)	75,470
3,746	Petrobank Energy & Resources Ltd (CAD) *	79,170
2,354	Petrominerales Ltd (CAD)	89,207

		587,141

Financial: 31.6%
7,172	BanColombia S.A.	111,901
2,308	BanColombia S.A. (ADR)	144,619
996,654	Bolsa de Valores de Colombia	21,781
22,014	Cia Colombiana de Inversiones S.A.	61,166
7,014	Corp Financiera Colombiana S.A.	131,997
81,686	Grupo Aval Acciones y Valores	58,924
5,938	Grupo de Inversiones Suramericana S.A.	117,967

		648,355

Industrial: 13.6%
16,732	Cementos Argos S.A.	97,093
17,360	Inversiones Argos S.A.	174,388
1,008,452	Tableros y Maderas de Caldas S.A.	6,251

		277,732

Utilities: 7.8%
13,830	Interconexion Electrica S.A. ESP	93,998
51,458	Isagen S.A. ESP	66,539

		160,537

Total Common Stocks (Cost: $1,945,388)		2,013,067

PREFERRED STOCKS: 2.0%
Financial: 2.0%
(Cost: $40,351)
3,694	Banco Davivienda S.A.	40,582

Total Investments: 100.2% (Cost: $1,987,739)		2,053,649
Liabilities in excess of other assets: (0.2)%		(3,451)

NET ASSETS: 100.0%		$2,050,198

ADR	American Depositary Receipt
CAD	Canadian Dollar
USD	United States Dollar

*	Non-income producing

COLOMBIA ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$93,169	$—	$—	$93,169
Consumer, Cyclical	98,114	—	—	98,114
Consumer, Non-cyclical	148,019	—	—	148,019
Energy	587,141	—	—	587,141
Financial	648,355	—	—	648,355
Industrial	277,732	—	—	277,732
Utilities	160,537	—	—	160,537
Preferred Stocks:
Financial	40,582	—	—	40,582

Total	$2,053,649	$—	$—	$2,053,649

See Notes to Schedules of Investments

EGYPT INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 12.0%
1,210,656	Centamin Egypt Ltd. (GBP) * #	$2,628,892
288,526	Egyptian Financial & Industrial Co. * #	764,574
1,063,670	Ezz Steel * #	1,867,079
756,196	Sidi Kerir Petrochemcials Co. #	1,846,238

		7,106,783

Communications: 20.3%
118,914	Egyptian Co. for Mobile Services #	3,156,351
1,413,756	Orascom Telecom Holding SAE (GDR) * #	5,209,459
1,253,053	Telecom Egypt #	3,629,944

		11,995,754

Consumer, Cyclical: 2.1%
1,205,680	Arab Cotton Ginning Co. #	738,463
249,809	Nile Cotton Ginning Co. * #	484,255

		1,222,718

Consumer, Non-cyclical: 5.3%
3,324,934	Juhayna Food Industries * #	3,128,944

Diversified: 5.8%
2,473,331	Egyptian Kuwaiti Holding Co. #	3,428,732

Energy: 8.5%
623,490	Maridive & Oil Services SAE #	2,080,996
196,844	Transglobe Energy Corp. (CAD) *	2,978,714

		5,059,710

Financial: 31.4%
392,820	Cairo Housing & Development Co. SAE #	326,281
1,992,584	Citadel Capital Corp. * #	1,882,786
843,431	Commercial International Bank Egypt SAE * #	4,614,543
797,107	Egyptian Financial Group-Hermes Holding SAE #	2,937,626
2,956,007	Egyptian for Tourism Resorts Co. * #	616,603
195,408	Heliopolis Housing #	672,131
300,708	Medinet Nasr Housing * #	1,117,389
1,397,439	Naeem Holding * #	616,621
2,402,202	Palm Hills Developments SAE * #	1,042,783
1,243,942	Pioneers Holding #	491,412
142,476	Six of October Development & Investment Co. * #	1,521,088
3,606,513	Talaat Moustafa Group * #	2,752,066

		18,591,329

Industrial: 14.6%
364,906	ElSewedy Electric Co. * #	2,386,454
134,173	Orascom Construction Industries (GDR) #	5,617,193
801,808	South Valley Cement Co. #	661,338

		8,664,985

Total Common Stocks (Cost: $61,019,682)		59,198,955

Total Investments: 100.0% (Cost: $61,019,682)		59,198,955
Liabilities in excess of other assets: (0.0)%		(1,424)

NET ASSETS: 100.0%		$59,197,531

CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $56,220,241 which represents 95.0% of net assets.

EGYPT INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$—	$7,106,783	$—	$7,106,783
Communications	—	11,995,754	—	11,995,754
Consumer, Cyclical	—	1,222,718	—	1,222,718
Consumer, Non-cyclical	—	3,128,944	—	3,128,944
Diversified	—	3,428,732	—	3,428,732
Energy	2,978,714	2,080,996	—	5,059,710
Financial	—	18,591,329	—	18,591,329
Industrial	—	8,664,985	—	8,664,985

Total	$2,978,714	$56,220,241	$—	$59,198,955

See Notes to Schedules of Investments

GULF STATES INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.6%
Bahrain: 4.0%
1,133,491	Ahli United Bank B.S.C. #	$809,265
569,850	Al-Salam Bank B.S.C. * #	104,648
51,004	Gulf Finance House E.C. * #	16,784

		930,697

Iraq: 2.0%
287,602	DNO International ASA (NOK) * #	469,295

Kuwait: 41.4%
255,000	Boubyan Bank K.S.C. * #	513,759
195,000	Boubyan Petrochemicals Co.	351,605
207,918	Burgan Bank * #	356,101
267,500	Commercial Bank of Kuwait #	905,412
440,000	Gulf Bank K.S.C. *	809,232
65,000	Investment Dar Co. K.S.C. * #	—
464,991	Kuwait Finance House	1,777,463
212,231	Kuwait Investment Projects Co. K.S.C.C.	271,699
375,000	Mobile Telecommunications Co. K.S.C.	1,785,070
423,629	National Bank of Kuwait S.A.K. #	1,744,866
515,000	National Industries Group (Holding) S.A. * #	472,465
120,000	National Investments Co. K.S.C.C. * #	118,602
210,000	National Real Estate Co. S.A.K. *	78,759
280,000	Public Warehousing Co. K.S.C.	378,651

		9,563,684

Oman: 4.7%
328,178	Bank Muscat S.A.O.G.	584,753
97,324	Oman Telecommunications Co.	278,069
85,414	Renaissance Services S.A.O.G.	218,305

		1,081,127

Qatar: 26.5%
42,079	Barwa Real Estate Co. Q.S.C. #	413,792
24,528	Commercial Bank of Qatar #	518,545
158,949	Masraf Al Rayan Q.S.C. * #	972,742
10,814	Qatar Electricity & Water Co. Q.S.C. #	408,595
60,557	Qatar Gas Transport Co. Ltd. (Nakilat) #	305,639
23,423	Qatar Islamic Bank S.A.Q. #	522,379
48,235	Qatar National Bank S.A.Q. #	1,817,083
20,559	Qatar Telecom (QTel) Q.S.C. #	766,749
182,840	Vodafone Qatar QSC * #	387,125

		6,112,649

United Arab Emirates: 21.0%
520,143	Abu Dhabi Commercial Bank * #	352,873
989,108	Air Arabia PJSC #	204,867
446,029	Aldar Properties PJSC #	184,903
253,492	Arabtec Holding Co. PJSC * #	116,665
1,398,871	Dana Gas PJSC * #	247,544
1,651,482	DP World Ltd. * #	981,657
692,082	Dubai Financial Market PJSC #	246,869
246,460	Dubai Islamic Bank #	149,012
1,292,117	Emaar Properties PJSC * #	1,135,163
93,897	First Gulf Bank PJSC #	408,922
310,360	National Bank of Abu Dhabi PJSC #	821,775

		4,850,250

Total Common Stocks (Cost: $23,751,574)		23,007,702

Principal Amount

CONVERTIBLE BOND: 0.0% (Cost: $4,372)
$1,683	Bank Muscat S.A.O.G. 7.00%, 03/20/14	4,647

GULF STATES INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares

MONEY MARKET FUND: 0.2% (Cost: $52,927)
52,927	Dreyfus Government Cash Management Fund	52,927

Total Investments: 99.8% (Cost: $23,808,873)		23,065,276
Other assets less liabilities: 0.2%		39,630

NET ASSETS: 100.0%		$23,104,906

NOK	Norwegian Krone

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $16,474,096 which represents 71.3% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	1.5%	$351,605

Communications	13.9	3,217,013

Consumer, Cyclical	2.5	583,518

Consumer, Non-cyclical	4.3	981,657

Diversified	1.2	271,699

Energy	4.1	935,144

Financial	66.6	15,368,349

Industrial	2.6	589,130

Utilities	3.1	714,234

Money Market Fund	0.2	52,927

	100.0%	$23,065,276

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Bahrain	$—	$913,913	$16,784	$930,697

Iraq	—	469,295	—	469,295

Kuwait	5,452,479	4,111,205	—	9,563,684

Oman	1,081,127	—	—	1,081,127

Qatar	—	6,112,649	—	6,112,649

United Arab Emirates	—	4,850,250	—	4,850,250

Convertible Bond:

Oman	—	4,647	—	4,647

Money Market Fund	52,927	—	—	52,927

Total	$6,586,533	$16,461,959	$16,784	$23,065,276

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$17,815

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	(1,031)

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$16,784

See Notes to Schedules of Investments

INDIA SMALL-CAP INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.4%
Basic Materials: 4.6%
67,942	Adhunik Metaliks Ltd. #	$140,434
305,270	Chambal Fertilizers & Chemicals Ltd. #	542,098
48,525	Deepak Fertilizers & Petrochemicals Corp. Ltd. #	172,751
70,701	Gujarat Alkalies & Chemicals Ltd. #	202,022
128,254	Gujarat Narmada Valley Fertilizers Co. Ltd. #	274,679
58,544	Gujarat State Fertilisers & Chemicals Ltd. #	448,506
42,216	Jindal Poly Films Ltd. #	396,548
9,582	Kiri Dyes & Chemicals Ltd. #	60,407
314,081	Nagarjuna Fertilizers & Chemicals Ltd. #	197,203
44,840	Uttam Galva Steels Ltd. * #	112,438

		2,547,086

Communications: 5.8%
184,861	Core Projects & Technologies Ltd. #	1,290,364
111,620	Deccan Chronicle Holdings Ltd. * #	201,109
65,806	DEN Networks Ltd. * #	125,818
519,885	Mahanagar Telephone Nigam Ltd. * #	529,634
17,734	New Delhi Television Ltd. #	28,251
1,420,005	Sujana Towers Ltd. * #	997,456

		3,172,632

Consumer, Cyclical: 16.7%
1,155,737	Alok Industries Ltd. #	575,675
258,920	Amtek Auto Ltd. #	875,767
187,621	Ansal Properties & Infrastructure Ltd. #	157,938
198,271	Arvind Ltd. * #	307,564
26,516	Bata India Ltd. #	232,540
31,867	Bombay Dyeing & Manufacturing Co. Ltd. #	262,395
106,356	Bombay Rayon Fashions Ltd. #	614,910
17,304	Eicher Motors Ltd. #	522,400
373,378	Hotel Leela Venture Ltd. #	323,766
44,039	Kesoram Industries Ltd. #	203,116
219,432	Kingfisher Airlines Ltd. * #	195,639
4,083	MRF Ltd. #	574,179
241,247	Orbit Corp. Ltd. #	294,123
371,928	Rajesh Exports Ltd. #	906,759
50,652	Raymond Ltd. * #	362,255
38,064	Reliance MediaWorks Ltd. * #	128,735
194,719	S Kumars Nationwide Ltd. * #	238,137
793,962	Shree Ashtavinyak Cine Vision Ltd.	113,054
445,491	SpiceJet Ltd. * #	382,417
30,512	SRF Ltd. #	217,889
24,756	State Trading Corp. India of Ltd. #	134,958
8,304	TTK Prestige Ltd. #	417,440
370,268	TVS Motor Co. Ltd. #	496,944
54,024	UTV Software Communications Ltd. * #	698,409

		9,237,009

Consumer, Non-cyclical: 9.7%
131,920	Aptech Ltd. #	290,744
115,160	Bajaj Hindusthan Ltd. #	183,414
416,749	Balrampur Chini Mills Ltd. * #	655,033
19,255	Dredging Corp. of India Ltd. #	149,381
43,626	Everonn Education Ltd. #	566,730
415,475	Karuturi Global Ltd. #	98,963
345,467	KS Oils Ltd. #	250,304
45,162	McLeod Russel India Ltd. #	255,986
128,042	Noida Toll Bridge Co. Ltd. #	76,096
61,359	Orchid Chemicals & Pharmaceuticals Ltd. #	413,793
1,581,085	REI Agro Ltd. #	966,744
233,334	Sterling Biotech Ltd. #	496,164
45,023	Strides Arcolab Ltd. #	372,538
370,241	Sun Pharma Advanced Research Co. Ltd. * #	598,210

		5,374,100

INDIA SMALL-CAP INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Diversified: 6.7%
35,867	Aban Offshore Ltd. #	495,638
63,986	Century Textile & Industries Ltd. #	502,971
212,795	Delta Corp Ltd. #	358,385
63,017	Nava Bharat Ventures Ltd. #	353,559
67,823	Prakash Industries Ltd. * #	124,519
488,096	Sintex Industries Ltd. #	1,664,212
82,758	Triveni Engineering & Industries Ltd. #	178,635

		3,677,919

Energy: 5.8%
129,710	Chennai Petroleum Corp. Ltd. #	649,450
63,156	Great Offshore Ltd. #	365,049
1,046,465	Gujarat NRE Coke Ltd. #	1,160,343
113,667	Hindustan Oil Exploration Co. Ltd. #	511,905
15,922	Reliance Industrial Infrastructure Ltd. #	225,112
42,508	Shiv-Vani Oil & Gas Exploration Services Ltd. #	279,402

		3,191,261

Financial: 15.2%
40,015	Ackruti City Ltd. #	203,477
202,931	Anant Raj Industries Ltd. #	381,401
315,797	Bank of Maharashtra Ltd. #	424,490
77,193	Brigade Enterprises Ltd. #	155,465
156,132	DB Realty Ltd. * #	414,933
376,249	Development Credit Bank Ltd. * #	386,929
71,812	Dewan Housing Finance Corp. Ltd. #	431,742
53,460	Future Capital Holdings Ltd. #	167,716
1,691,316	IFCI Ltd. #	1,994,768
748,363	India Infoline Ltd. #	1,244,063
163,925	Karnataka Bank Ltd. #	394,810
71,615	OMAXE Ltd. *	220,169
478,824	Parsvnath Developers Ltd. * #	489,427
518,079	South Indian Bank Ltd. #	266,092
316,287	SREI Infrastructure Finance Ltd. #	314,356
217,603	United Bank of India Ltd. #	519,009
218,622	Vijaya Bank Ltd. #	389,575

		8,398,422

Industrial: 22.2%
16,334	ABG Shipyard Ltd. #	133,212
14,290	ARSS Infrastructure Projects Ltd. * #	169,207
31,841	Bharati Shipyard Ltd. #	103,967
89,403	Elecon Engineering Co. Ltd. #	136,317
272,426	Electrosteel Castings Ltd. #	188,501
191,726	Era Infra Engineering Ltd. #	810,810
92,000	Escorts Ltd. #	291,665
212,877	Gateway Distriparks Ltd. #	576,807
41,249	HEG Ltd. #	197,327
667,359	Hindustan Construction Co. Ltd. #	545,114
154,908	India Cements Ltd. #	331,491
526,356	IVRCL Infrastructures & Projects Ltd. #	963,964
13,609	Lakshmi Machine Works Ltd. #	683,187
174,556	Madras Cements Ltd. #	399,349
77,606	Maharashtra Seamless Ltd. #	567,077
49,925	Man Infraconstruction Ltd. #	157,349
70,941	Maytas Infra Ltd. * #	301,323
540,955	Mercator Lines Ltd. #	462,248
458,763	Nagarjuna Construction Co. Ltd. #	1,037,227
28,811	Patel Engineering Ltd. * #	90,406
118,597	Praj Industries Ltd. * #	191,107
415,377	Prism Cement Ltd. #	490,361
974,400	Punj Lloyd Ltd. #	1,412,755
59,564	Uflex Ltd. #	191,570
31,097	VIP Industries Ltd. #	462,444
26,180	Walchandnagar Industries Ltd. #	78,409
272,090	Welspun Corp. Ltd. #	1,264,944

		12,238,138

Technology: 9.8%
105,620	3i Infotech Ltd. #	103,951
276,077	Firstsource Solutions Ltd. * #	111,053

INDIA SMALL-CAP INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

44,936	Glodyne Technoserve Ltd. #	428,530
156,074	GTL Ltd. #	1,456,184
760,674	Hexaware Technologies Ltd. #	1,125,661
63,253	ICSA India Ltd. #	165,203
377,917	Moser Baer India Ltd. #	348,402
83,257	NIIT Ltd. #	109,859
70,505	NIIT Technologies Ltd. #	291,959
34,842	Persistent Systems Ltd. #	287,267
310,591	Rolta India Ltd. #	968,354

		5,396,423

Utilities: 3.9%
37,992	BF Utilities Ltd. * #	668,210
90,283	Jyoti Structures Ltd. #	169,342
84,425	Kalpataru Power Transmission Ltd. #	254,902
553,793	PTC India Ltd. #	1,032,594

		2,125,048

Total Common Stocks (Cost: $62,631,008)		55,358,038

Total Investments: 100.4% (a) (Cost: $62,631,008)		55,358,038
Liabilities in excess of other assets: (0.4)%		(195,192)

NET ASSETS: 100.0%		$55,162,846

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $55,024,815 which represents 99.7% of net assets.

(a)	The India Small-Cap Index ETF makes its investments through a wholly owned subsidiary organized in the Republic of Mauritius.

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$—	$2,547,086	$—	$2,547,086

Communications	—	3,172,632	—	3,172,632

Consumer, Cyclical	113,054	9,123,955	—	9,237,009

Consumer, Non-cyclical	—	5,374,100	—	5,374,100

Diversified	—	3,677,919	—	3,677,919

Energy	—	3,191,261	—	3,191,261

Financial	220,169	8,178,253	—	8,398,422

Industrial	—	12,238,138	—	12,238,138

Technology	—	5,396,423	—	5,396,423

Utilities	—	2,125,048	—	2,125,048

Total	$333,223	$55,024,815	$—	$55,358,038

See Notes to Schedules of Investments

INDONESIA INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 4.6%
15,457,500	Aneka Tambang Tbk PT #	$4,073,579
36,043,000	Borneo Lumbung Energi & Metal Tbk PT *	6,829,854
18,863,000	Delta Dunia Makmur Tbk PT * #	2,422,298
11,904,500	Indah Kiat Pulp and Paper Corp. Tbk PT * #	2,323,987
9,662,000	International Nickel Indonesia Tbk PT #	5,286,964

		20,936,682

Communications: 7.6%
7,548,500	Indosat Tbk PT #	4,595,269
887,843	Telekomunikasi Indonesia Tbk PT (ADR)	29,813,768

		34,409,037

Consumer, Cyclical: 11.0%
5,417,000	Astra International Tbk PT #	35,429,075
496,000	Jardine Cycle & Carriage Ltd. (SGD) #	14,391,541

		49,820,616

Consumer, Non-cyclical: 12.7%
1,459,000	Astra Agro Lestari Tbk PT #	3,797,601
33,455,500	Charoen Pokphand Indonesia Tbk PT #	7,774,815
2,405,500	Gudang Garam Tbk PT #	11,553,252
20,327,000	Indofood Sukses Makmur Tbk PT #	12,596,385
22,569,500	Kalbe Farma Tbk PT #	8,802,696
12,951,000	Perusahaan Perkebunan London Sumatra Indonesia Tbk PT #	3,380,895
5,299,500	Unilever Indonesia Tbk PT #	9,304,729

		57,210,373

Diversified: 1.9%
9,742,000	First Pacific Company Ltd. (HKD) #	8,712,484

Energy: 18.7%
59,237,500	Adaro Energy Tbk PT #	14,928,743
780,000	Banpu PCL (THB) #	19,652,930
75,180,500	Bumi Resources Tbk PT #	28,850,589
1,831,000	Indo Tambangraya Megah PT #	9,712,974
6,327,000	Medco Energi Internasional Tbk PT #	2,085,194
3,735,000	Tambang Batubara Bukit Asam Tbk PT #	8,996,735

		84,227,165

Financial: 28.2%
44,633,000	Bank Central Asia Tbk PT #	35,567,345
12,862,372	Bank Danamon Indonesia Tbk PT #	9,659,437
38,812,651	Bank Mandiri PT #	30,294,313
34,535,932	Bank Negara Indonesia (Persero) Tbk PT #	15,752,897
40,814,500	Bank Rakyat Indonesia Tbk PT #	26,915,972
32,403,000	Bumi Serpong Damai PT #	3,126,209
87,116,000	Lippo Karawaci Tbk PT * #	6,103,059

		127,419,232

Industrial: 10.5%
299,406,000	Bakrie and Brothers Tbk PT * #	2,198,592
8,351,500	Indocement Tunggal Prakarsa Tbk PT #	15,675,873
13,457,500	Semen Gresik Persero Tbk PT #	14,053,784
6,162,500	United Tractors Tbk #	15,340,418

		47,268,667

Utilities: 4.8%
48,262,500	Perusahaan Gas Negara Tbk PT #	21,590,882

Total Common Stocks (Cost: $394,768,056)		451,595,138

Liabilities in excess of other assets: (0.0)%		(77,545)

NET ASSETS: 100.0%		$451,517,593

ADR	American Depositary Receipt
HKD	Hong Kong Dollar
SGD	Singapore Dollar

INDONESIA INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

THB	Thai Baht

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $414,951,516 which represents 91.9% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$6,829,854	$14,106,828	$—	$20,936,682

Communications	29,813,768	4,595,269	—	34,409,037

Consumer, Cyclical	—	49,820,616	—	49,820,616

Consumer, Non-cyclical	—	57,210,373	—	57,210,373

Diversified	—	8,712,484	—	8,712,484

Energy	—	84,227,165	—	84,227,165

Financial	—	127,419,232	—	127,419,232

Industrial	—	47,268,667	—	47,268,667

Utilities	—	21,590,882	—	21,590,882

Total	$36,643,622	$414,951,516	$—	$451,595,138

See Notes to Schedules of Investments

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 90.3%
Argentina: 1.2%
6,615	Banco Macro S.A. (ADR)	$264,798
6,893	Grupo Financiero Galicia S.A. (ADR) *	85,680

		350,478

Brazil: 32.5%
17,350	American Banknote S.A.	210,094
17,100	B2W Cia Global Do Varejo	234,612
7,171	B2W Cia Global Do Varejo Rights (BRL 21.62, expiring 04/26/11) *	4,831
33,500	BR Properties S.A.	352,513
67,150	Brasil Brokers Participacoes S.A.	345,487
365,800	Brasil Ecodiesel Industria e Comercio de Biocombustiveis e Oleos Vegetais S.A. *	190,445
72,350	Brookfield Incorporacoes S.A.	374,014
19,450	Cia de Saneamento de Minas Gerais-COPA S.A.	326,420
49,050	Cia Hering S.A.	895,587
33,100	Drogasil S.A.	261,329
18,000	Equatorial Energia S.A.	142,333
26,350	Eternit S.A.	180,277
62,800	Even Construtora e Incorporadora S.A.	321,568
15,750	EZ TEC Empreendimentos e Participacoes S.A.	134,671
15,050	Fleury S.A. *	221,235
46,350	GP Investments Ltd. (BDR) *	181,692
27,000	Grendene S.A.	160,579
13,050	Iguatemi Empresa de Shopping Centers S.A.	318,926
15,300	Industrias Romi S.A.	104,490
31,700	Inpar S.A. *	59,996
16,050	Iochpe Maxion S.A.	212,145
29,050	JHSF Participacoes S.A.	74,198
11,400	Julio Simoes Logistica S.A. *	69,057
19,050	Login Logistica Intermodal S.A. *	98,012
9,950	LPS Brasil Consultoria de Imoveis S.A.	234,024
10,750	Lupatech S.A. *	92,181
58,700	Magnesita Refratarios S.A. *	309,203
27,450	Mills Estruturas e Servicos de Engenharia S.A. *	300,956
12,150	Minerva S.A.	48,372
150,792	Mirabela Nickel Ltd. (AUD) * #	305,491
8,650	Obrascon Huarte Lain Brasil S.A.	327,955
31,150	Odontoprev S.A.	507,512
85,950	Paranapanema S.A. *	279,016
25,650	Plascar Participacoes Industriais S.A. *	40,848
8,550	Positivo Informatica S.A.	41,633
17,100	Raia S.A. *	269,595
16,000	Redentor Energia S.A. *	70,266
8,200	Rodobens Negocios Imobiliarios S.A.	62,028
55,450	Rossi Residencial S.A.	465,975
17,000	SLC Agricola S.A.	235,844
7,300	Tegma Gestao Logistica S.A.	110,977
26,950	Tereos Internacional S.A. *	52,822

		9,229,209

Canada: 17.9%
41,375	Alamos Gold, Inc.	654,660
353,926	Alange Energy Corp. *	118,645
44,852	Aura Minerals, Inc. *	130,924
89,778	B2Gold Corp. *	275,955
26,758	Bear Creek Mining Corp. *	280,138
175,232	Canacol Energy Ltd. *	271,117
66,973	Capstone Mining Corp. *	304,643
25,020	Continental Gold Ltd. *	225,296
22,853	Endeavour Silver Corp. (USD) *	224,416
28,814	Exeter Resource Corp. (USD) *	153,867
34,208	First Majestic Silver Corp. *	727,207
48,361	Gammon Gold, Inc. (USD) *	505,372
81,263	Gran Tierra Energy, Inc. (USD) *	655,792
15,478	MAG Silver Corp. (USD) *	184,653
28,050	Minefinders Corp. (USD) *	369,419

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

		5,082,104

Chile: 12.3%
107,678	AFP Habitat S.A.	139,543
1,535,156	Cia Pesquera Camanchaca S.A. *	234,620
451,578	Cia Sudamericana de Vapores S.A. *	336,568
38,000	Empresas Hites S.A.	53,303
810,970	Empresas Iansa S.A. *	101,021
89,107	Empresas La Polar S.A.	475,337
154,338	Inversiones Aguas Metropolitanas S.A.	234,908
749,985	Masisa S.A. *	116,192
113,629	Multiexport Foods S.A. *	52,075
175,944	Parque Arauco S.A.	390,455
215,418	Ripley Corp. S.A. *	285,480
86,141	Salfacorp S.A.	308,387
8,255,201	Sociedad de Inversiones Oro Blanco S.A.	153,818
130,073	Sonda S.A.	321,200
126,016	Vina Concha y Toro S.A.	293,901

		3,496,808

Mexico: 17.4%
219,450	Alsea S.A.B de C.V.	235,235
284,650	Axtel S.A.B. de C.V. *	166,801
180,950	Bolsa Mexicana de Valores S.A.B. de C.V.	380,933
95,500	Cia Minera Autlan S.A.B de C.V. *	289,845
467,150	Consorcio ARA S.A.B. de C.V.	287,098
197,250	Corp GEO S.A.B de C.V. *	553,221
5,424	Desarrolladora Homex S.A.B. de C.V. (ADR) *	147,804
200,750	Empresas ICA S.A.B. de C.V. *	456,708
34,400	Gruma, S.A. de C.V. (Class B) *	72,245
57,400	Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	109,063
15,062	Grupo Aeroportuario del Pacifico S.A.B. de C.V. (ADR)	639,984
7,060	Grupo Aeroportuario del Sureste S.A.B. de C.V. (ADR)	414,916
56,800	Grupo Famsa S.A.B. de C.V. *	95,937
71,500	Grupo Simec S.A.B de C.V. *	195,364
45,400	Industrias CH S.A.B. de C.V. *	186,952
1,020,950	TV Azteca S.A. de C.V.	711,565

		4,943,671

Panama: 0.6%
9,957	Banco Latinoamericano de Comercio Exterior S.A. (USD)	173,849

Puerto Rico: 1.2%
16,458	Oriental Financial Group, Inc. (USD)	206,548
7,070	Triple-S Management Corp. (USD) *	145,501

		352,049

United Kingdom: 3.1%
28,351	Silver Standard Resources, Inc. (USD) *	889,654

United States: 4.1%
31,509	BPZ Resources, Inc. *	167,313
16,740	Gold Resource Corp.	445,619
11,660	Harvest Natural Resources, Inc. *	177,698
27,516	Jaguar Mining, Inc. *	143,634
8,346	Superior Industries International, Inc.	213,991

		1,148,255

Total Common Stocks (Cost: $23,665,389)		25,666,077

PREFERRED STOCKS: 9.2% Brazil: 8.6%
17,050	Banco ABC Brasil S.A. *	128,973
20,450	Banco Daycoval S.A.	152,813
19,000	Banco Industrial e Comercial S.A.	140,814
22,600	Banco Panamericano S.A.	80,287
8,300	Centrais Eletricas de Santa Catarina S.A.	223,177
14,550	Cia de Ferro Ligas da Bahia	113,092
77,794	Confab Industrial S.A. *	209,655
11,950	Contax Participacoes S.A.	180,496
10,800	Kroton Educacional S.A. *	139,114
90,650	Marcopolo S.A.	377,558
44,700	Randon Implementos e Participacoes S.A.	305,274

LATIN AMERICA SMALL-CAP INDEX ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

32,050	Sao Paulo Alpargatas S.A. *	214,759
5,750	Saraiva S.A. Livreiros Editores	131,930
6,735	Telecomunicacoes Brasileiras S.A. *	36,384

		2,434,326

Mexico: 0.6%
108,050	Controladora Comercial Mexicana S.A.B de C.V. *	176,685

Total Preferred Stocks (Cost: $2,459,679)		2,611,011

Total Investments: 99.5% (Cost: $26,125,068)		28,277,088
Other assets less liabilities: 0.5%		128,899

NET ASSETS: 100.0%		$28,405,987

ADR	American Depositary Receipt
AUD	Australian Dollar
BDR	Brazilian Depositary Receipt
USD	United States Dollar

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $305,491 which represents 1.1% of net assets.

Summary of Investments by Sector (unaudited)	% of Investments	Value

Basic Materials	24.1%	$6,814,457

Communications	4.6	1,286,123

Consumer, Cyclical	18.7	5,297,955

Consumer, Non-cyclical	9.3	2,616,251

Energy	5.9	1,673,191

Financial	17.8	5,035,533

Industrial	15.0	4,235,274

Technology	1.1	321,200

Utilities	3.5	997,104

	100.0%	$28,277,088

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Argentina	$350,478	$—	$—	$350,478

Brazil	8,923,718	305,491	—	9,229,209

Canada	5,082,104	—	—	5,082,104

Chile	3,496,808	—	—	3,496,808

Mexico	4,943,671	—	—	4,943,671

Panama	173,849	—	—	173,849

Puerto Rico	352,049	—	—	352,049

United Kingdom	889,654	—	—	889,654

United States	1,148,255	—	—	1,148,255

Preferred Stocks:

Brazil	2,434,326	—	—	2,434,326

Mexico	176,685	—	—	176,685

Total	$27,971,597	$305,491	$—	$28,277,088

See Notes to Schedules of Investments

POLAND ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 100.0%
Basic Materials: 8.1%
85,304	KGHM Polska Miedz S.A. #	$5,410,943

Communications: 10.3%
59,294	Cyfrowy Polsat S.A. * #	330,477
636,527	Netia S.A. * #	1,175,809
552,642	Telekomunikacja Polska S.A. #	3,419,935
308,586	TVN S.A. #	1,970,051

		6,896,272

Consumer, Non-cyclical: 7.6%
7,893,381	Bioton S.A. *	472,558
139,914	Central European Distribution Corp. (USD) * †	1,588,024
189,038	Jeronimo Martins, SGPS, S.A. #	3,039,684

		5,100,266

Energy: 13.5%
127,942	Grupa LOTOS S.A. * #	1,990,606
224,052	Polski Koncern Naftowy Orlen S.A. * #	4,154,434
2,185,374	Polskie Gornictwo Naftowe I Gazownictwo S.A. #	2,897,215

		9,042,255

Financial: 41.7%
68,466	Bank Handlowy w Warszawie S.A. #	2,436,683
864,523	Bank Millennium S.A. * #	1,776,125
77,507	Bank Pekao S.A. #	4,638,244
26,353	BRE Bank S.A. * #	3,188,245
642,038	Getin Holding S.A. * #	3,205,966
275,886	Globe Trade Centre S.A. * #	2,067,500
341,373	PKO Bank Polski S.A. #	5,251,198
35,185	Powszechny Zaklad Ubezpieczen S.A. #	4,409,801
57,183	Warsaw Stock Exchange *	981,914

		27,955,676

Industrial: 4.7%
240,379	Cersanit S.A. * #	1,006,613
13,278	PBG S.A. #	877,509
1,059,336	Polimex-Mostostal S.A. #	1,311,746

		3,195,868

Technology: 4.4%
156,570	Asseco Poland S.A. #	2,972,201

Utilities: 9.7%
446,712	Polska Grupa Energetyczna S.A. #	3,603,030
1,315,997	Tauron Polska Energia S.A. * #	2,904,477

		6,507,507

Total Common Stocks (Cost: $62,318,673)		67,080,988

MONEY MARKET FUND: 0.1% (Cost: $43,523)
43,523	Dreyfus Government Cash Management Fund	43,523

Total Investments: 100.1% (Cost: $62,362,196)		67,124,511
Liabilities in excess of other assets: (0.1)%		(64,039)

NET ASSETS: 100.0%		$67,060,472

PLN	Polish Zloty
USD	United States Dollar
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $59,732.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $64,038,492 which represents 95.5% of net assets.

POLAND ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$—	$5,410,943	$—	$5,410,943

Communications	—	6,896,272	—	6,896,272

Consumer, Non-cyclical	2,060,582	3,039,684	—	5,100,266

Energy	—	9,042,255	—	9,042,255

Financial	981,914	26,973,762	—	27,955,676

Industrial	—	3,195,868	—	3,195,868

Technology	—	2,972,201	—	2,972,201

Utilities	—	6,507,507	—	6,507,507

Money Market Fund	43,523	—	—	43,523

Total	$3,086,019	$64,038,492	$—	$67,124,511

See Notes to Schedules of Investments

RUSSIA ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Basic Materials: 25.9%
237,274	Akron JSC (USD)	$10,320,843
2,178,314	Evraz Group S.A. (GDR) * † # Reg S	86,519,253
9,264,658	JSC MMC Norilsk Nickel (ADR) #	245,261,596
4,276,113	Magnitogorsk Iron & Steel Works (GDR) † # Reg S	62,485,946
2,070,850	Mechel OAO (ADR)	63,761,471
2,981,469	Novolipetsk Steel (GDR) † #	130,974,466
1,986,833	Polymetal (GDR) * † Reg S	37,551,144
1,896,686	Polyus Gold Co. (ADR) †	66,611,612
5,013,104	Severstal (GDR) † # Reg S	98,284,616
74,885,000	United Company RUSAL Plc (HKD) * † #	129,342,604
2,113,704	Uralkali (GDR) † # Reg S	87,841,687

		1,018,955,238

Communications: 8.0%
778,557	CTC Media, Inc. (USD)	18,350,588
4,958,196	Mobile TeleSystems OJSC (ADR)	105,262,501
3,625,061	Rostelecom #	21,873,335
2,400,359	Sistema JSFC (GDR) † # Reg S	69,874,225
157,868,608	Uralsvyazinform #	9,088,654
6,423,598	VimpelCom Ltd. (ADR)	90,701,204

		315,150,507

Consumer, Cyclical: 0.4%
5,525,065	Aeroflot - Russian Airlines OJSC (USD)	14,196,406

Consumer, Non-cyclical: 4.5%
2,213,113	Magnit OAO (GDR) * # Reg S	67,070,842
522,730	Pharmacy Chain 36.6 OAO (USD) *	1,834,014
751,992	Pharmstandard (GDR) * † # Reg S	20,936,908
875,580	Wimm-Bill-Dann Foods OJSC (ADR) *	29,305,663
1,351,049	X5 Retail Group N.V. (GDR) * # Reg S	56,763,735

		175,911,162

Energy: 38.6%
4,717,384	Gazprom Neft OAO (ADR) † #	124,145,541
925,325	Intergra Group (GDR) * #	3,195,314
4,133,807	Lukoil (ADR) #	295,966,286
1,348,394	Novatek OAO (GDR) # Reg S	187,209,445
10,346,707	OAO Gazprom (ADR) #	334,931,007
3,884,566	Raspadskaya * #	25,905,518
33,906,467	Rosneft Oil Co. (GDR) * #	309,593,779
14,843,418	Surgutneftegaz (ADR) † #	161,353,357
1,806,421	Tatneft (ADR) # Reg S	79,848,765

		1,522,149,012

Financial: 13.7%
2,562,790	LSR Group (GDR) † # Reg S	24,564,204
2,453,865	PIK Group (GDR) * † # Reg S	10,950,473
86,391,548	Sberbank RF	323,355,530
25,758,647	VTB Bank OJSC (GDR) † # Reg S	180,186,450

		539,056,657

Industrial: 1.3%
786,715	Globaltrans Investment Plc (GDR) † # Reg S	14,449,472
1,277,535	Novorossiysk Commercial Sea Port (GDR) † # Reg S	12,898,350
1,166,099	OAO TMK (GDR) * † #	24,553,189

		51,901,011

Utilities: 7.5%
6,138,875,771	Federal Grid Co. Unified Energy System JSC * #	87,712,257
204,176,669	IDGC Holding JSC * #	34,646,331
14,392,021,426	Inter RAO UES * #	21,069,919
7,410,870	Irkutsk Electric Grid Company Ltd. * # §	118,277
197,746,886	Mosenergo OAO #	20,498,442
325,608,706	OGK-1 OAO * #	11,466,962
162,850,724	OGK-2 OAO * #	8,805,013
313,655,504	OGK-4 OJSC (USD) *	30,511,466
160,621,830	OGK-6 OAO * #	7,471,646

RUSSIA ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

14,361,936	RusHydro (ADR) * † #	73,064,382

		295,364,695

Total Common Stocks (Cost: $3,125,603,259)		3,932,684,688

MONEY MARKET FUND: 2.1% (Cost: $83,659,167)
83,659,167	Dreyfus Government Cash Management Fund	83,659,167

Total Investments Before Collateral for Securities Loaned: 102.0% (Cost: $3,209,262,426)		4,016,343,855

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 3.5%

755,388	Bank of New York Institutional Cash Reserve Series B (a) #	191,680
138,731,282	Bank of New York Overnight Government Fund	138,731,282

Total Short-Term Investments held as Collateral for Securities Loaned (Cost: $139,486,670)		138,922,962

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	328,483

Total Investments: 105.5% (Cost: $3,348,749,096)		4,155,595,300
Liabilities in excess of other assets: (5.5)%		(217,054,134)

NET ASSETS: 100.0%		$3,938,541,166

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
USD	United States Dollar

(a)	The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY
Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash
Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.
*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $145,025,594.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $3,141,442,409 which represents 79.8% of net assets.

§	Illiquid Security — the aggregate value of illiquid securities is $118,277 which represents 0.0% of net assets.
Reg S

Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:
Basic Materials	$178,245,070	$840,710,168	$—	$1,018,955,238
Communications	214,314,293	100,836,214	—	315,150,507
Consumer, Cyclical	14,196,406	—	—	14,196,406
Consumer, Non-cyclical	31,139,677	144,771,485	—	175,911,162
Energy	—	1,522,149,012	—	1,522,149,012
Financial	323,355,530	215,701,127	—	539,056,657
Industrial	—	51,901,011	—	51,901,011
Utilities	30,511,466	264,734,952	118,277	295,364,695
Money Market Fund	222,390,449	191,680	—	222,582,129

RUSSIA ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Capital Support Agreement	—	—	328,483	328,483

Total	$1,014,152,891	$3,140,995,649	$446,760	$4,155,595,300

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$466,372
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(19,612)
Net purchases (sales)	—
Transfers in and/or out of level 3	—

Balance as of 3/31/11	$446,760

See Notes to Schedules of Investments

VIETNAM ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 98.7%
Basic Materials: 6.8%
3,144,284	Hoa Sen Group #	$2,184,477
10,100,080	PetroVietnam Fertilizer & Chemical JSC #	16,976,014

		19,160,491

Communications: 1.1%
1,290,650	FPT Corp. #	3,151,384

Consumer, Cyclical: 2.3%
280,640	Minor International PCL Warrants (THB 13.00, expiring 05/18/13) *	26,538
3,420,615	Parkson Holdings Bhd (MYR) #	6,430,463

		6,457,001

Consumer, Non-cyclical: 6.1%
15,674,300	Charoen Pokphand Foods Co.Ltd. (THB) #	13,344,564
10,248,500	Minor International PCL (THB) #	4,072,367

		17,416,931

Energy: 22.7%
2,061,883	Oil and Natural Gas Corp. Ltd. (INR) #	13,481,755
11,422,018	PetroVietnam Construction Co. #	8,959,998
3,505,896	PetroVietnam Drilling & Well Services JSC #	8,392,813
380,852	Premier Oil Plc (GBP) * #	12,142,752
1,363,718	Soco International Plc (GBP) * #	8,387,909
526,834	Talisman Energy, Inc. (CAD)	12,981,970

		64,347,197

Financial: 38.6%
12,642,017	Bank for Foreign Trade of Vietnam JSC * #	18,898,601
5,682,116	Bao Viet Holdings #	20,245,685
2,603,592	HAGL JSC #	5,619,212
9,252,100	Kim Long Securities Corp. * #	4,469,544
7,749,550	Kinh Bac City Development Share Holding Corp. * #	10,311,057
11,143,630	Ocean Group JSC #	10,183,965
8,023,422	PetroVietnam Finance JSC #	7,914,369
50	Saigon-Hanoi Commercial Joint Stock Bank	23
11,769,641	Tan Tao Investment Industry Corp. * #	7,767,265
17,873,962	VietNam Joint Stock Commercial Bank for Industry and Trade #	24,137,108

		109,546,829

Industrial: 19.2%
2,616,411	Development Investment Construction Corp. #	3,356,617
9,449,887	Gamuda Bhd (MYR) #	12,041,844
2,195,626	Gemadept Corp. * #	3,049,399
4,562,915	Hoa Phat Group JSC #	7,642,559
7,689,000	Petroleum Technical Services Corp. #	7,766,548
2,075,990	Refrigeration Electrical Engineering Corp. #	1,291,031
1,876,250	Song Da Urban & Industrial Zone Investment & Development JSC #	4,490,982
14,661,997	Viet Nam Construction & Import-Export JSC #	14,793,256

		54,432,236

Utilities: 1.9%
11,523,580	Pha Lai Thermal Power JSC #	5,523,307

Total Common Stocks (Cost: $298,116,506)		280,035,376

CLOSED-END FUND: 1.3% (Cost: $3,624,207)
2,168,011	VinaCapital Vietnam Opportunity Fund * #	3,697,814

Total Investments: 100.0% (Cost: $301,740,713)		283,733,190
Other assets less liabilities: 0.0%		95,375

NET ASSETS: 100.0%		$283,828,565

CAD	Canadian Dollar
GBP	British Pound
INR	Indian Rupee
MYR	Malaysian Ringgit
THB	Thai Baht

VIETNAM ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

*	Non-income producing
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $270,724,659 which represents 95.4% of net assets.

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Basic Materials	$—	$19,160,491	$—	$19,160,491

Communications	—	3,151,384	—	3,151,384

Consumer, Cyclical	26,538	6,430,463	—	6,457,001

Consumer, Non-cyclical	—	17,416,931	—	17,416,931

Energy	12,981,970	51,365,227	—	64,347,197

Financial	23	109,546,806	—	109,546,829

Industrial	—	54,432,236	—	54,432,236

Utilities	—	5,523,307	—	5,523,307

Closed-End Fund	—	3,697,814	—	3,697,814

Total	$13,008,531	$270,724,659	$—	$283,733,190

See Notes to Schedules of Investments

ENVIRONMENTAL SERVICES ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.9%
Canada: 4.2%
53,742	IESI-BFC Ltd. (USD)	$1,363,435

France: 10.0%
103,811	Veolia Environnement S.A. (ADR) †	3,235,789

United States: 85.7%
85,526	Calgon Carbon Corp. *	1,358,153
89,285	Casella Waste Systems, Inc. *	640,173
13,403	Clean Harbors, Inc. *	1,322,340
78,828	Covanta Holding Corp.	1,346,382
89,839	Darling International, Inc. *	1,380,825
71,852	Fuel Tech, Inc. *	639,483
40,343	Layne Christensen Co. *	1,391,834
105,682	Metalico, Inc. *	657,342
49,953	Nalco Holding Co.	1,364,216
171,063	Newpark Resources, Inc. *	1,344,555
436,565	Perma-Fix Environmental Services, Inc. *	659,213
506,428	Rentech, Inc. * †	633,035
106,035	Republic Services, Inc.	3,185,291
38,006	Shaw Group, Inc. *	1,345,793
36,096	Stericycle, Inc. *	3,200,632
53,817	Tetra Tech, Inc. *	1,328,742
76,943	US Ecology, Inc.	1,341,117
46,323	Waste Connections, Inc.	1,333,639
85,268	Waste Management, Inc.	3,183,907

		27,656,672

Total Common Stocks (Cost: $31,126,326)		32,255,896

MONEY MARKET FUND: 0.2% (Cost: $60,070)
60,070	Dreyfus Government Cash Management Fund	60,070

Total Investments Before Collateral for Securities Loaned: 100.1% (Cost: $31,186,395)		32,315,966

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 10.3%

87,523	Bank of New York Institutional Cash Reserve Series B (a) #	22,209
3,279,000	Bank of New York Overnight Government Fund	3,279,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $3,366,523)		3,301,209

OTHER: 0.1% (Cost: $0)
0	Capital Support Agreement (a) #	38,059

Total Investments: 110.5% (Cost: $34,552,919)		35,655,234
Liabilities in excess of other assets: (10.5)%		(3,379,270)

NET ASSETS: 100.0%		$32,275,964

ADR	American Depositary Receipt
USD	United States Dollar

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $3,243,938.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $60,268 which represents 0.2% of net assets.

ENVIRONMENTAL SERVICES ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Summary of Investments by Sector Excluding Collateral for Securities Loaned (unaudited)	% of Investments	Value

Alternative Waste Technology	10.4%	$3,372,013

Building & Construction	4.3	1,391,834

Energy - Alternate Sources	4.2	1,346,382

Engineering / R&D Services	4.2	1,345,793

Environment Consulting & Engineering	4.1	1,328,742

Hazardous Waste Disposal	20.2	6,523,302

Non - hazardous Waste Disposal	30.0	9,706,445

Oil - Field Services	4.2	1,344,555

Pollution Control	2.0	639,483

Recycling	2.0	657,342

Water	10.0	3,235,789

Water Treatment Systems	4.2	1,364,216

Money Market Fund	0.2	60,070

	100.0%	$32,315,966

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Canada	$1,363,435	$—	$—	$1,363,435

France	3,235,789	—	—	3,235,789

United States	27,656,672	—	—	27,656,672

Money Market Funds	3,339,070	22,209	—	3,361,279

Capital Support Agreement	—	—	38,059	38,059

Total	$35,594,966	$22,209	$38,059	$35,655,234

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$ 36,923

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	1,136

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$ 38,059

See Notes to Schedules of Investments

GAMING ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Number of Shares		Value

COMMON STOCKS: 99.7%
Australia: 12.4%
478,798	Aristocrat Leisure Ltd. † #	$1,608,332
186,642	Consolidated Media Holdings Ltd. #	544,414
534,330	Crown Ltd. #	4,500,105
761,733	TABCORP Holdings Ltd. #	5,899,271
1,415,919	Tatts Group Ltd. #	3,424,132

		15,976,254

Austria: 1.0%
32,089	BWIN Interactive Entertainment A.G. #	1,260,947

Canada: 0.4%
67,281	Great Canadian Gaming Corp. *	533,268

China / Hong Kong: 14.0%
5,644,000	China LotSynergy Holdings Ltd. * #	199,525
1,101,240	Galaxy Entertainment Group Ltd. * † #	1,603,057
2,805,000	Golden Resorts Group Ltd *	375,048
242,525	Melco Crown Entertainment Ltd. (ADR) *	1,843,190
690,000	Nagacorp Ltd. #	141,898
2,658,400	Sands China Ltd. * #	5,923,868
1,946,000	SJM Holdings Ltd. #	3,405,086
1,598,800	Wynn Macau Ltd. #	4,461,451

		17,953,123

Germany: 0.2%
4,912	Tipp24 SE * #	210,067

Greece: 4.2%
125,592	Intralot S.A. #	435,826
234,153	OPAP S.A. #	5,007,769

		5,443,595

Ireland: 1.9%
54,642	Paddy Power Plc	2,396,062

Italy: 1.2%
77,020	Lottomatica S.p.A. † #	1,388,564
64,080	Snai S.p.A. * #	222,912

		1,611,476

Japan: 3.2%
152	Fields Corp. #	261,059
43,108	Heiwa Corp. #	669,067
10,965	Mars Engineering Corp. #	186,891
59,073	Sankyo Co. Ltd. #	3,036,497

		4,153,514

Malaysia: 10.9%
659,051	Berjaya Sports Toto Bhd #	926,208
2,489,038	Genting Bhd #	9,065,660
3,373,798	Genting Malaysia Bhd #	4,094,993

		14,086,861

New Zealand: 1.3%
639,615	Sky City Entertainment Group Ltd. #	1,648,103

South Africa: 1.1%
104,700	Sun International Ltd. #	1,400,219

South Korea: 2.7%
136,546	Kangwon Land, Inc. #	3,165,835
63,325	Paradise Co. Ltd. #	317,535

		3,483,370

Sweden: 1.0%
32,078	Betsson A.B. * #	707,796
27,593	Unibet Group Plc #	554,470

		1,262,266

United Kingdom: 7.6%
151,978	888 Holdings Plc #	105,835
402,412	IG Group Holdings Plc #	2,946,171

1,009,127	Ladbrokes Plc #	2,141,433
324,476	PartyGaming Plc * † #	1,039,726
160,742	Playtech Ltd. #	885,584
468,594	Sportingbet Plc #	368,642
779,961	William Hill Plc #	2,258,789

		9,746,180

United States: 36.6%
29,149	Ameristar Casinos, Inc.	517,395
59,617	Bally Technologies, Inc. *	2,256,503
62,338	Boyd Gaming Corp. * †	584,107
13,090	Churchill Downs, Inc.	543,235
72,141	Global Cash Access Holdings, Inc. *	235,901
331,644	International Game Technology	5,382,582
22,103	Isle of Capri Casinos, Inc. *	209,979
365,532	Las Vegas Sands Corp. *	15,432,761
309,682	MGM Mirage * †	4,072,318
74,244	Penn National Gaming, Inc. *	2,751,483
68,305	Pinnacle Entertainment, Inc. *	930,314
70,298	Scientific Games Corp. *	614,405
59,645	Shuffle Master, Inc. *	637,009
64,250	WMS Industries, Inc. * †	2,271,238
84,087	Wynn Resorts Ltd.	10,700,071

		47,139,301

Total Common Stocks (Cost: $85,662,345)		128,304,606

Total Investments Before Collateral for Securities Loaned: 99.7% (Cost: $85,662,345)		128,304,606

SHORT-TERM INVESTMENTS HELD AS COLLATERAL FOR SECURITIES LOANED: 6.7%

715	Bank of New York Institutional Cash Reserve Series B (a) #	181
8,590,000	Bank of New York Overnight Government Fund	8,590,000

Total Short-Term Investments Held as Collateral for Securities Loaned (Cost: $8,590,715)		8,590,181

OTHER: 0.0% (Cost: $0)
0	Capital Support Agreement (a) #	311

Total Investments: 106.4% (Cost: $94,253,060)		136,895,098
Liabilities in excess of other assets: (6.4)%		(8,245,352)

NET ASSETS: 100.0%		$128,649,746

ADR	American Depositary Receipt

(a)

The Fund has entered into a Capital Support Agreement (CSA) with the Bank of New York Mellon Corporation (BNY Mellon), which provides that BNY Mellon, at no cost to the Fund, may provide capital to the Fund for a guaranteed recovery of up to 80% of the par value of the BNY Institutional Cash Reserve Series B, subject to certain conditions. This valuation represents the fair value of the CSA as of March 31, 2011.

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $8,212,750.
#

Indicates a fair valued security which has not been valued utilizing an independent quote, but has been valued pursuant to guidelines established by the Board of Trustees. The aggregate value of fair valued securities is $74,757,282 which represents 58.1% of net assets.

Summary of Investments by Sector Excluding Collateral For Securities Loaned (unaudited)	% of Investments	Value

Casino Hotels	56.8%	$72,935,165

Casino Services	11.4	14,708,821

Commercial Services - Finance	0.2	235,901

Computer Software	0.7	885,584

Finance - Other Services	2.3	2,946,171

Gambling (Non-Hotel)	15.3	19,586,952

GAMING ETF

SCHEDULES OF INVESTMENTS
March 31, 2011 (unaudited)

Internet Gambling	3.3	4,260,328

Leisure & Recreation Products	2.0	2,532,297

Lottery Services	5.0	6,374,255

Multimedia	0.4	544,414

Racetracks	2.6	3,294,718

	100.0%	$128,304,606

The summary of inputs used to value the Fund’s investments as of March 31, 2011 is as follows:

	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Value

Common Stocks:

Australia	$—	$15,976,254	$—	$15,976,254

Austria	—	1,260,947	—	1,260,947

Canada	533,268	—	—	533,268

China / Hong Kong	2,218,238	15,734,885	—	17,953,123

Germany	—	210,067	—	210,067

Greece	—	5,443,595	—	5,443,595

Ireland	2,396,062	—	—	2,396,062

Italy	—	1,611,476	—	1,611,476

Japan	—	4,153,514	—	4,153,514

Malaysia	—	14,086,861	—	14,086,861

New Zealand	—	1,648,103	—	1,648,103

South Africa	—	1,400,219	—	1,400,219

South Korea	—	3,483,370	—	3,483,370

Sweden	—	1,262,266	—	1,262,266

United Kingdom	—	9,746,180	—	9,746,180

United States	47,139,301	—	—	47,139,301

Money Market Funds	8,590,000	181	—	8,590,181

Capital Support Agreement	—	—	311	311

Total	$60,876,869	$76,017,918	$311	$136,895,098

The following table reconciles the valuation of the Fund’s Level 3 investment securities and related transactions during the period ended March 31, 2011:

Balance as of 12/31/10	$ 301

Realized gain (loss)	-

Change in unrealized appreciation (depreciation)	10

Net purchases (sales)	-

Transfers in and/or out of level 3	-

Balance as of 3/31/11	$ 311

See Notes to Schedules of Investments

Market Vectors ETF Trust
Notes to Schedules of Investments
March 31, 2011 (unaudited)

Security Valuation - Securities traded on national exchanges or traded on the NASDAQ National Market System are valued at the last sales price as reported at the close of each business day. Securities traded on the NASDAQ Stock Market are valued at the NASDAQ official closing price. Over-the-counter securities not included in the NASDAQ National Market System and listed securities for which no sale was reported are valued at the mean of the bid and ask prices. To the extent these securities are actively traded they are categorized as Level 1 in the fair value hierarchy (described below). Certain foreign securities, whose values may be affected by market direction or events occurring before the Funds’ pricing time (4:00 p.m. Eastern Time) but after the last close of the securities’ primary market, are fair valued using a pricing service and are categorized as Level 2 in the fair value hierarchy. The pricing service, using methods approved by the Board of Trustees, considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant ADR’s and futures contracts. The Funds may also fair value securities in other situations, such as, when a particular foreign market is closed but the Fund is open. Short-term obligations purchased with sixty days or less to maturity are valued at amortized cost, which with accrued interest approximates fair value. Money market fund investments are valued at net asset value. Forward foreign currency contracts are valued at the spot currency rate plus an amount (“points”), which reflects the differences in the interest rates between the U.S. and foreign markets. Securities for which quotations are not available are stated at fair value as determined by a Pricing Committee of Van Eck Associates Corporation (the “Adviser”) appointed by the Board of Trustees. Certain factors such as economic conditions, political events, market trends the nature of and duration of any restrictions on disposition, trading in similar securities of the issuer or comparable issuers and other security specific information are used to determine the fair value of these securities. Depending on the relative significance of valuation inputs, these securities may be classified either as level 2 or level 3 in the fair value hierarchy. The price which the Funds may realize upon sale of an investment may differ materially from the value presented on the Schedules of Investments.

The Funds utilize various methods to measure the fair value of most of its investments on a recurring basis which includes a hierarchy that prioritizes inputs to valuation methods used to measure fair value. The hierarchy gives highest priority to unadjusted quoted prices in active markets for identical assets and liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels of the fair value hierarchy are described below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Swap Agreements – The Funds may enter into swap transactions for hedging purposes or to seek to increase total return. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk in excess of amounts recognized in the Statements of Assets and Liabilities. The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover their obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized over the contract’s term/event. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statements of Operations. The Funds, other than the China ETF, had no outstanding swaps contracts during the year ended December 31, 2010. The China ETF invests in the following type of swap:

A total return swap is an agreement that gives a Fund the right to receive the appreciation in the value of a specified security index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, the Fund may also be required to pay the dollar value of that decline to the counterparty. Outstanding total return swaps for the China ETF Fund at December 31, 2010 are reflected in the Schedule of Investments.

Income Taxes – As of March 31, 2011, for Federal income tax purposes, the identified cost of investments owned, net unrealized appreciation (depreciation), gross unrealized appreciation, and gross unrealized depreciation of investments were as follows:

Fund	Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

Africa Index ETF	$106,645,173	$14,107,333	$(7,213,923)	$6,893,410
Brazil Small-Cap ETF	756,229,135	238,220,309	(45,249,931)	192,970,378
China ETF	—	—	—	—
Colombia ETF	1,987,739	76,558	(10,648)	65,910
Egypt Index ETF	61,176,988	1,890,739	(3,868,772)	(1,978,033)
Gulf States Index ETF	25,839,059	1,403,292	(4,177,075)	(2,773,783)
India Small-Cap Index ETF	63,427,636	1,820,378	(9,889,976)	(8,069,598)
Indonesia Index ETF	395,277,527	61,691,447	(5,373,836)	56,317,611
Latin America Small-Cap Index ETF	26,560,299	2,891,078	(1,174,289)	1,716,789
Poland ETF	62,413,389	4,762,315	(51,193)	4,711,122
Russia ETF	3,419,564,485	806,846,204	(70,815,389)	736,030,815
Vietnam ETF	312,569,072	27,466,763	(56,302,645)	(28,835,882)
Environmental Services ETF	34,656,231	4,058,198	(3,059,195)	999,003
Gaming ETF	95,261,443	42,642,038	(1,008,383)	41,633,655

ITEM 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. Exhibits.
Certifications of principal executive officer and principal financial officer as required by Rule 30a2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Market Vectors ETF Trust

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By Jan F. van Eck, Chief Executive Officer, Market Vectors ETF Trust

Date: May 26, 2011

By Bruce J. Smith, Chief Financial Officer, Market Vectors ETF Trust

Date: May 26, 2011